Contingencies and commitment (Details) € in Thousands	Jun. 30, 2021 EUR (€)
IFRS Other Commitments [Line Items]
Purchase commitments	€ 251,814
Collaboration with Gilead for filgotinib | Gilead
IFRS Other Commitments [Line Items]
Purchase commitments	19,400
Total contractual obligations and commitments	407,900
Less than 1 year
IFRS Other Commitments [Line Items]
Purchase commitments	200,620
1-3 years
IFRS Other Commitments [Line Items]
Purchase commitments	39,972
3-5 years
IFRS Other Commitments [Line Items]
Purchase commitments	10,861
More than 5 years
IFRS Other Commitments [Line Items]
Purchase commitments	€ 361